Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Employee and payroll accruals	$ 90,985	$ 83,976
Marketing accrued expenses	6,423	11,195
Government authorities	5,086	4,589
Income taxes payable	68,497	50,916
Other accrued expenses	44,423	42,439
Total	$ 215,414	$ 193,115